FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON WESTWOOD MID-CAP EQUITY FUND (the “Fund”)

Supplement dated January 5, 2017, to the Fund’s Summary Prospectus and

Statutory Prospectus for Class AAA shares, Class A shares, Class C shares, and

Class I shares dated January 28, 2016

Effective as of January 17, 2017, Mr. Nicholas F. Galluccio serves as the sole portfolio manager of the Fund. Accordingly, effective January 17, 2017, the “Portfolio Manager” paragraph in the “Management” section of the Summary Prospectus is replaced with the following:

The Portfolio Manager. Mr. Nicholas F. Galluccio, President and Chief Executive Officer of Teton Advisors, Inc., has served as the lead portfolio manager of the Mid-Cap Equity Fund since January 17, 2017.

In addition, effective January 17, 2017, disclosure concerning the Fund’s portfolio managers in the “Management of the Funds” section of the Statutory Prospectus is deleted in its entirety and replaced with:

Mr. Nicholas F. Galluccio is primarily responsible for the day to day management of the SmallCap Equity Fund and the Mid-Cap Equity Fund. Mr. Galluccio is the President and Chief Executive Officer of Teton Advisors, Inc., an affiliate of GBL. Mr. Galluccio was formerly with Trust Company of the West where he served as Group Managing Director, U.S. Equities and Senior Portfolio Manager since 2003.

Finally, any references to Ms. Diane M. Wehner and Mr. Charles F. Stuart are deleted and replaced with similar information for Mr. Galluccio.

Please retain this Supplement for reference.

FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON WESTWOOD MID-CAP EQUITY FUND (the “Fund”)

Supplement dated January 5, 2017, to the Fund’s Statement of Additional

Information for Class AAA shares, Class A shares, Class C shares, and Class I shares dated January 28, 2016

Effective January 17, 2017, Mr. Nicholas F. Galluccio serves as the sole portfolio manager of the Fund.

Accordingly, effective January 17, 2017, corresponding changes are made in the applicable sections of the Statement of Additional Information.

Please retain this Supplement for reference.